Condensed Consolidated Statement of Operations and Comprehensive Loss (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Selling, general and administrative expenses	$ 368,494	$ 347,639	$ 1,377,381	$ 969,579	$ 1,464,215	$ 1,298,849
Cost of revenue	839,347	493,630	2,162,815	1,479,636	1,958,632	1,708,334
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of revenue	1,279	24,122	51,476	89,558
Selling, general and administrative expenses	$ 26,135	$ 24,882	$ 75,961	$ 70,482	94,981	93,691
Cost of revenue					$ 77,294	$ 40,235